CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 9,767	$ 15,185
Accounts receivable			278
Other current assets		677	173
TOTAL CURRENT ASSETS		10,444	15,636
NON-CURRENT ASSETS:
Property and equipment		199	202
Right of use assets		214	260
Intangible assets		605	605
TOTAL NON-CURRENT ASSETS		1,018	1,067
TOTAL ASSETS		11,462	16,703
Accounts payable:
Trade		49	334
Other		1,336	1,370
Current maturities of lease liabilities		169	177
Warrants to purchase ordinary shares		2,350	2,444
Contract liabilities		173	267
TOTAL CURRENT LIABILITIES		4,077	4,592
NON-CURRENT LIABILITIES:
Lease liabilities		81	122
Severance pay obligations, net		75	70
TOTAL NON-CURRENT LIABILITIES		156	192
TOTAL LIABILITIES		4,233	4,784
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.0000769 par value: Authorized - as of June 30, 2020 and December 30, 2019, 140,010,000 shares; issued and outstanding: as of June 30, 2020, and December 31, 2019 18,234,191 and 17,864,684 shares, respectively	[1]
Accumulated other comprehensive income		41	41
Other reserves		10,468	11,398
Additional paid in capital		65,740	63,392
Accumulated deficit		(69,020)	(62,912)
TOTAL SHAREHOLDERS' EQUITY		7,229	11,919
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 11,462	$ 16,703

[1]	Represents an amount less than one thousand US dollars.